Income Tax Expenses (Details) - Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax (Parentheticals)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Profit Before Income Tax Differs from Using Standard Rate of Income Tax [Abstract]
Calculated tax rate	24.00%	24.00%